Revenues (Details) - Schedule of unsatisfied performance obligation - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Unsatisfied Performance Obligation [Abstract]
Unsatisfied performance obligation	$ 90,122	$ 130,000